Consolidated Statement of Changes in Equity - CAD ($) $ in Millions		Total		Common shares [member]	Retained earnings [member] [1]	Other reserves [member]	Total common equity [member]	Preferred shares and other equity instruments [member]	Total common and preferred equity [member]	Non-controlling interests [member]	Foreign currency translation [member] Accumulated other comprehensive income (loss) [member]	Debt Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Equity Instruments Fair Value Other Comprehensive Income [member] Accumulated other comprehensive income (loss) [member]	Cash flow hedging reserve [member] Accumulated other comprehensive income (loss) [member]	Other [member] Accumulated other comprehensive income (loss) [member] [2]
Beginning Balance at Oct. 31, 2023		$ 78,571		$ 20,109	$ 55,673	$ (84)	$ 68,767	$ 8,075	$ 76,842	$ 1,729	$ (1,755)	$ (1,104)	$ 14	$ (4,545)	$ 459
Statement [Line Items]
Net income		6,203	[3]		5,765		5,765	351	6,116	87
Other comprehensive income (loss)		601					633		633	(32)	(1,341)	652	239	1,692	(609)
Total comprehensive income		6,804			5,765		6,398	351	6,749	55	(1,341)	652	239	1,692	(609)
Shares/instruments issued		2,443		1,440		(1)	1,439	1,004	2,443
Shares repurchased/redeemed		(300)						(300)	(300)
Dividends and distributions paid to equity holders		(4,310)			(3,886)		(3,886)	(351)	(4,237)	(73)
Share-based payments	[4]	11				11	11		11
Other					(11)	7	(4)		(4)	4
Ending Balance at Jul. 31, 2024		83,219		21,549	57,541	(67)	72,725	8,779	81,504	1,715	(3,096)	(452)	253	(2,853)	(150)
Statement [Line Items]
Net income	[3]	1,912
Other comprehensive income (loss)		1,181
Total comprehensive income		3,093
Ending Balance at Jul. 31, 2024		83,219		21,549	57,541	(67)	72,725	8,779	81,504	1,715	(3,096)	(452)	253	(2,853)	(150)
Beginning Balance at Oct. 31, 2024		84,076		22,054	57,751	(68)	73,590	8,779	82,369	1,707	(3,559)	(491)	339	(2,197)	(239)
Statement [Line Items]
Net income		5,552			5,179		5,179	391	5,570	(18)
Other comprehensive income (loss)		841					837		837	4	(133)	295	50	544	81
Total comprehensive income		6,393			5,179		6,016	391	6,407	(14)	(133)	295	50	544	81
Shares/instruments issued		1,541		94		(6)	88	1,453	1,541
Shares repurchased/redeemed		(1,933)		(59)	(186)		(245)	(1,688)	(1,933)
Dividends and distributions paid to equity holders		(4,462)			(4,008)		(4,008)	(391)	(4,399)	(63)
Share-based payments	[4]	13				13	13		13
Foreign currency loss on redemption of Subordinated Additional Tier 1 Capital Notes	[5]	(22)			(22)		(22)		(22)
Other		(123)			(11)	(163)	(174)		(174)	51
Ending Balance at Jul. 31, 2025		85,483		22,089	58,703	(224)	75,258	8,544	83,802	1,681	(3,692)	(196)	389	(1,653)	(158)
Beginning Balance at Apr. 30, 2025		86,506
Statement [Line Items]
Net income		2,527
Other comprehensive income (loss)		(141)
Total comprehensive income		2,386
Ending Balance at Jul. 31, 2025		$ 85,483		$ 22,089	$ 58,703	$ (224)	$ 75,258	$ 8,544	$ 83,802	$ 1,681	$ (3,692)	$ (196)	$ 389	$ (1,653)	$ (158)

[1]	Includes undistributed retained earnings of $75 (July 31, 2024 – $73) related to a foreign associated corporation, which is subject to local regulatory restriction.
[2]	Includes Share from associates, Employee benefits, Own credit risk, and Insurance contracts.
[3]	Effective Q1 2025, changes were made to the methodology used to allocate certain income, expenses and balance sheet items between business segments. Prior period results for each segment have been reclassified to conform with the current period’s methodology.
[4]	Represents amounts on account of share-based payments (refer to Note 13).
[5]	Refer to Note 11 for further details on the redemption of the equity instrument.